Mortgage and Other Indebtedness, Covenants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Non Recourse Loans On Operating Properties [Member]	Dec. 31, 2012 Recourse Term Loans on Operating Properties [Member]	Dec. 31, 2012 Debt Covenant Requirement [Member] Ratio of unencumbered asset value to unsecured indebtedness [Domain]	Dec. 31, 2012 Debt Covenant Requirement [Member] Debt to total asset value [Member]	Dec. 31, 2012 Debt Covenant Requirement [Member] Ratio of EBITDA to fixed charges (debt service) [Member]	Dec. 31, 2012 Debt Covenant Requirement [Member] Ratio of unencumbered NOI to unsecured interest expense [Member]	Dec. 31, 2012 Debt Covenant Ratios Actual [Member] Ratio of unencumbered asset value to unsecured indebtedness [Domain]	Dec. 31, 2012 Debt Covenant Ratios Actual [Member] Debt to total asset value [Member]	Dec. 31, 2012 Debt Covenant Ratios Actual [Member] Ratio of EBITDA to fixed charges (debt service) [Member]	Dec. 31, 2012 Debt Covenant Ratios Actual [Member] Ratio of unencumbered NOI to unsecured interest expense [Member]
Debt Instrument [Line Items]
Intangible Assets Disclosure [Text Block]	December 31, 2011
Debt to Gross Asset Ratio, Actual				> 1.60x	< 60%	> 1.50x	> 1.75x	3.13x	.526	2.00x	11.41x
Debt default threshhold		$ 50,000	$ 150,000